Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Bond Trust
Prospectus Date	rr_ProspectusDate	Oct. 01, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus SupplementJohn Hancock Bond TrustJohn Hancock ESG Core Bond FundJohn Hancock Government Income FundJohn Hancock High Yield FundJohn Hancock Investment Grade Bond Fund (the funds)Supplement dated December 14, 2023 to the current Prospectus, as may be supplemented (the Prospectus)At a meeting held on December 12–14, 2023, the fund’s Board of Trustees approved a sales charge reduction and change to the contingent deferred sales charge (CDSC) for share Class A. As a result effective March 1, 2024 (the Effective Date), the applicable information below is amended and restated as follows in the portion of the Shareholder fees table related to Class A under the “Fees and expenses” section:Shareholder fees (%) (fees paid directly from your investment)AMaximum front-end sales charge (load) on purchases, as a % of purchase price4.00Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less0.75(on certain purchases, including those of $500,000 or more)Small account fee (for fund account balances under $1,000) ($)20
John Hancock Bond Trust | John Hancock ESG Core Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus SupplementJohn Hancock Bond TrustJohn Hancock ESG Core Bond FundJohn Hancock Government Income FundJohn Hancock High Yield FundJohn Hancock Investment Grade Bond Fund (the funds)Supplement dated December 14, 2023 to the current Prospectus, as may be supplemented (the Prospectus)At a meeting held on December 12–14, 2023, the fund’s Board of Trustees approved a sales charge reduction and change to the contingent deferred sales charge (CDSC) for share Class A. As a result effective March 1, 2024 (the Effective Date), the applicable information below is amended and restated as follows in the portion of the Shareholder fees table related to Class A under the “Fees and expenses” section:Shareholder fees (%) (fees paid directly from your investment)AMaximum front-end sales charge (load) on purchases, as a % of purchase price4.00Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less0.75(on certain purchases, including those of $500,000 or more)Small account fee (for fund account balances under $1,000) ($)20
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
John Hancock Bond Trust | John Hancock ESG Core Bond Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	4.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	0.75%
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
John Hancock Bond Trust | John Hancock Government Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus SupplementJohn Hancock Bond TrustJohn Hancock ESG Core Bond FundJohn Hancock Government Income FundJohn Hancock High Yield FundJohn Hancock Investment Grade Bond Fund (the funds)Supplement dated December 14, 2023 to the current Prospectus, as may be supplemented (the Prospectus)At a meeting held on December 12–14, 2023, the fund’s Board of Trustees approved a sales charge reduction and change to the contingent deferred sales charge (CDSC) for share Class A. As a result effective March 1, 2024 (the Effective Date), the applicable information below is amended and restated as follows in the portion of the Shareholder fees table related to Class A under the “Fees and expenses” section:Shareholder fees (%) (fees paid directly from your investment)AMaximum front-end sales charge (load) on purchases, as a % of purchase price4.00Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less0.75(on certain purchases, including those of $500,000 or more)Small account fee (for fund account balances under $1,000) ($)20
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
John Hancock Bond Trust | John Hancock Government Income Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	4.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	0.75%
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
John Hancock Bond Trust | John Hancock High Yield Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus SupplementJohn Hancock Bond TrustJohn Hancock ESG Core Bond FundJohn Hancock Government Income FundJohn Hancock High Yield FundJohn Hancock Investment Grade Bond Fund (the funds)Supplement dated December 14, 2023 to the current Prospectus, as may be supplemented (the Prospectus)At a meeting held on December 12–14, 2023, the fund’s Board of Trustees approved a sales charge reduction and change to the contingent deferred sales charge (CDSC) for share Class A. As a result effective March 1, 2024 (the Effective Date), the applicable information below is amended and restated as follows in the portion of the Shareholder fees table related to Class A under the “Fees and expenses” section:Shareholder fees (%) (fees paid directly from your investment)AMaximum front-end sales charge (load) on purchases, as a % of purchase price4.00Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less0.75(on certain purchases, including those of $500,000 or more)Small account fee (for fund account balances under $1,000) ($)20
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
John Hancock Bond Trust | John Hancock High Yield Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	4.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	0.75%
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
John Hancock Bond Trust | John Hancock Investment Grade Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus SupplementJohn Hancock Bond TrustJohn Hancock ESG Core Bond FundJohn Hancock Government Income FundJohn Hancock High Yield FundJohn Hancock Investment Grade Bond Fund (the funds)Supplement dated December 14, 2023 to the current Prospectus, as may be supplemented (the Prospectus)At a meeting held on December 12–14, 2023, the fund’s Board of Trustees approved a sales charge reduction and change to the contingent deferred sales charge (CDSC) for share Class A. As a result effective March 1, 2024 (the Effective Date), the applicable information below is amended and restated as follows in the portion of the Shareholder fees table related to Class A under the “Fees and expenses” section:Shareholder fees (%) (fees paid directly from your investment)AMaximum front-end sales charge (load) on purchases, as a % of purchase price4.00Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less0.75(on certain purchases, including those of $500,000 or more)Small account fee (for fund account balances under $1,000) ($)20
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
John Hancock Bond Trust | John Hancock Investment Grade Bond Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	4.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	0.75%
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20